Transactions with Ocwen Under Purchase Agreement (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Servicing fees collected	$ 27,689		$ 57,190
Subservicing fee payable to Ocwen	10,633		23,093
Net servicing fees retained by HLSS	17,056		34,097
Reduction in notes receivable - Rights to MSRs	3,039		6,555
Interest income - notes receivable - Rights to MSRs	14,017		27,542
Servicing advances purchased from Ocwen	$ 331,228		$ 639,966